Fee and commission expense (Tables)	12 Months Ended
Dec. 31, 2018
Fee and commission expense (Tables) [Abstract]
Amount of all fees and commissions paid or payable in the year

The breakdown of the balance of this item is as follows:

Thousand of reais	2018	2017	2016

Commissions assigned to third parties (1)	2,364,119	1,975,379	1,620,812
Other fees and commissions	1,232,174	1,118,296	950,073
Total	3,596,293	3,093,675	2,570,885